Cover	Nov. 04, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2024
Entity File Number	001-41694
Entity Registrant Name	GOLDEN STAR ACQUISITION CORPORATION
Entity Central Index Key	0001895144
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	136 Madison Avenue 5th & 6th Floors
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	(646)
Local Phone Number	722-3372
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, $0.001 par value, and one right to receive two-tenths (2/10th) of one ordinary share
Title of 12(b) Security	Units, each consisting of one Ordinary Share, $0.001 par value, and one right to receive two-tenths (2/10th) of one ordinary share
Trading Symbol	GODNU
Security Exchange Name	NASDAQ
Ordinary Shares, $0.001 par value
Title of 12(b) Security	Ordinary Shares, $0.001 par value
Trading Symbol	GODN
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive two-tenths (2/10th) of one Ordinary Share
Title of 12(b) Security	Rights, each entitling the holder to receive two-tenths (2/10th) of one Ordinary Share
Trading Symbol	GODNR
Security Exchange Name	NASDAQ